Carrying Amounts of Assets, Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Total assets	$ 801,161	$ 580,371
Current	194,597	261,552
Non-current	606,564	318,819
Total liabilities	613,652	488,388
Current	467,955	449,807
Non-current	145,697	38,581
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Total assets	467,851	341,826
Current	80,242	89,406
Non-current	387,609	252,420
Total liabilities	272,302	206,138
Current	272,302	206,138
Non-current
Net assets	$ 195,549	$ 135,688